Note 5- Note Payable (Details) - USD ($)		1 Months Ended					2 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2018	Dec. 21, 2018	Dec. 20, 2018	Aug. 31, 2018	Feb. 23, 2018	Aug. 31, 2016	Feb. 28, 2017	Nov. 30, 2016	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2016	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 12, 2017	Feb. 22, 2017	Nov. 10, 2016	Feb. 08, 2016	Jun. 08, 2015
Debt Instrument, Convertible, Conversion Price																$ 0.30
Stock Issued During Period, value, Other																$ 640,962
Allocated Share-based Compensation Expense															$ 1,800,000	1,300,000
Other expense													$ 113,623
Prepaid expenses									$ 1,956,734				$ 1,055,427		1,956,734	166,378
Convertible Promissory Note
Debt Instrument, Face Amount									$ 8,235,500	$ 8,235,500				$ 8,235,500	$ 8,235,500
Debt Instrument, Convertible, Conversion Price									$ 0.25	$ 0.25			$ 0.25	$ 0.25	$ 0.25
Debt Instrument, Convertible, Terms of Conversion Feature														The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.	The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.
Debt Conversion, Converted Instrument, Shares Issued													18,563,885
Debt Conversion, Converted Instrument, Amount															$ 300,000
Private Placement of 6% Convertible Promissory Notes
Debt Instrument, Face Amount										$ 3,085,000				$ 3,085,000			$ 3,085,000
Debt Instrument, Convertible, Conversion Price										$ 0.65				$ 0.65			$ 0.65
Short Term Promissory Note 1
Debt Instrument, Face Amount							$ 192,500		$ 192,500						$ 192,500	$ 965,500		$ 1,034,500
Debt Instrument, Convertible, Conversion Price									$ 0.20						$ 0.20
Debt Conversion, Converted Instrument, Amount															$ 192,500
Class of Warrant, Outstanding																3,862,000
Warrant
Debt Instrument, Face Amount									$ 8,235,500						$ 8,235,500
Class of Warrant, Outstanding									16,464,000	16,464,000				16,464,000	16,464,000
Investment Warrants, Exercise Price														$ 0.65	$ 0.65
Common Stock
Debt Conversion, Converted Instrument, Shares Issued															15,231,828
Stock Issued During Period, value, Other																$ 199
Stock Issued During Period, Shares, Other																1,991,943
Common Stock | Convertible Promissory Note
Debt Instrument, Convertible, Conversion Price									$ 0.25	$ 0.25				$ 0.25	$ 0.25
Debt Conversion, Converted Instrument, Shares Issued									12,603,560	1,889,048
Pacific Leaf Ventures Lp
Debt Instrument, Face Amount																							$ 1,750,000
Debt Instrument, Convertible, Conversion Price									$ 0.25						$ 0.25								$ 0.50
Debt Instrument, Interest Rate, Stated Percentage																							6.00%
Debt Instrument, Maturity Date												Nov. 30, 2018			May 12, 2020
Long-term Debt, Gross																						$ 1,750,000
Debt Instrument, Convertible, Terms of Conversion Feature															Per the terms of the amended agreement, Pacific Leaf may make up to $1.0 million in additional advances to the Company under the Amended Note bringing the total in the aggregate to $2.75 million. The note is convertible at the option of the holder into common shares at a conversion price of $0.25, subject to anti-dilution adjustments.
Debt Instrument, Payment Terms															Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN
Royalty Agreement Amended Terms											In connection with the Amended Note, the Company also entered into the Amended and Restated Royalty Agreement with Pacific Leaf dated and effective as of February 8, 2016. Per the terms of the Amended Royalty Agreement, the royalty rate at any time shall equal to the sum of (i) 9.1%, and (ii) the percentage calculated by dividing the amount advanced in excess of $1.75 million by $1.0 million, multiplied by the gross revenues of GBSN. On the earlier of (i) the seventh anniversary of the royalty payment date, or (ii) the date that all amounts outstanding under the Amended Note have been paid in full, the royalty rate shall be reduced by 50%
Class of Warrant, Outstanding									1,500,000						1,500,000
Investment Warrants, Exercise Price						$ 0.36
Debt instrument payment	$ 1,500,000				$ 1,269,818
Restricted common stock issued	1,500,000
Accrued royalties	$ 1,500,000				269,818
Other expense					250,000							$ 3,100,000	$ 3,045,925		$ 510,000
Prepaid expenses					750,000
Value of restricted common stock issued					$ 1,040,000
Notes payable description					The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.
Royalty Expense												1,530,000	1,530,000		269,818
Royalty Buyout Payment															$ 2,309,818
Promissory note description		On December 21, 2018, the company made a $100,000 payment on the promissory note. The payment was applied to interest accrued to date of $12,164 and the remaining $87,836 was applied to the principal balance of the Note. As of December 31, 2018, the principal balance of the Note was $412,164 and is recorded in the short-term notes payable caption on the Company’s Condensed Consolidated Balance Sheet as of December 31, 2018. Interest continues to accrue at 6% on the unpaid balance and as of December 31, 2018, $677.53 related to the Note was recorded in accrued interest on the Company’s Condensed Consolidated Balance Sheet.
Pacific Leaf Ventures Lp | Short Term Promissory Note 6
Debt Instrument, Face Amount																				$ 413,085
Debt Instrument, Convertible, Conversion Price																				$ 0.25
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Debt Conversion, Converted Instrument, Amount							$ 413,083
Pacific Leaf Ventures Lp | Short Term Promissory Note 6 | Interest
Debt Instrument, Face Amount																				$ 95,145
Pacific Leaf Ventures Lp | Short Term Promissory Note 6 | Principal
Debt Instrument, Face Amount																				$ 317,938
Pacific Leaf Ventures Lp | Short Term Promissory Note 5
Debt Instrument, Face Amount																					$ 1,776,750
Debt Instrument, Convertible, Conversion Price																					$ 0.25
Debt Instrument, Interest Rate, Stated Percentage									6.00%						6.00%
Debt Conversion, Converted Instrument, Amount								$ 1,776,750
Pacific Leaf Ventures Lp | Short Term Promissory Note 4
Debt Instrument, Face Amount									$ 500,000			$ 500,000	$ 412,164		$ 500,000
Debt Instrument, Convertible, Conversion Price									$ 0.25						$ 0.25
Debt Instrument, Interest Rate, Stated Percentage									6.00%			6.00%			6.00%
Debt Conversion, Converted Instrument, Amount															$ 500,000
Pacific Leaf Ventures Lp | Convertible Promissory Note
Debt Instrument, Convertible, Terms of Conversion Feature															The Second Amendment eliminates Pacific Leaf's option to purchase up to a 20% membership interest in GBSN and reduces Pacific Leaf's existing royalty rate to 16.4% of the gross sales revenue of GBSN. It also caps maximum aggregate royalty payments to be made to Pacific Leaf at $2,420,000 with respect to any calendar year
Pacific Leaf Ventures Lp | Short Term Promissory Note 7
Debt Instrument, Face Amount									$ 184,805						$ 184,805
Debt Instrument, Convertible, Conversion Price																			$ 0.25
Debt Instrument, Interest Rate, Stated Percentage									6.00%						6.00%
Pacific Leaf Ventures Lp | Short Term Promissory Note 7 | Interest
Debt Instrument, Face Amount									$ 30,000						$ 30,000
Pacific Leaf Ventures Lp | Short Term Promissory Note 7 | Principal
Debt Instrument, Face Amount									$ 154,805						154,805
Pacific Leaf Ventures Lp | Cash Payment 1
Other expense															250,000
Royalty Expense				$ 1,500,000											269,818
Royalty Buyout Payment				$ 1,000,000											$ 1,269,818
Pacific Leaf Ventures Lp | Warrant
Allocated Share-based Compensation Expense						$ 9,000
Pacific Leaf Ventures Lp | Common Stock
Stock Issued During Period, value, Other												$ 1,000,000
Stock Issued During Period, Shares, Other						1,000,000						100,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 6
Debt Conversion, Converted Instrument, Shares Issued							1,652,332
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 5
Debt Conversion, Converted Instrument, Shares Issued								7,107,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 4
Debt Conversion, Converted Instrument, Shares Issued															2,000,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 7
Debt Conversion, Converted Instrument, Shares Issued															739,220
Edibles Production Agreement | Credit Line Promissory Note
Debt Instrument, Payment Terms															Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.
BCM Med
Promissory note description			On December 20, 2018, GB Sciences Louisiana, LLC (“GBSLA") entered into a $300,000 Loan Agreement with BCM MED, LLC (“BCM MED”). BCM MED is a related party to Wellcana Group, LLC, the minority member in GBSLA. The purpose of the financing is to fund operating expenses incurred by or on behalf of medical marijuana operations of GBSLA.